Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	12,485,898	12,503,685	12,507,825	12,398,179
Warrants [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	83,259	489,475	229,601	512,134
Stock Options [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	480,703	566,045	566,045	566,045
Convertible Promissory Notes [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	11,921,936	11,448,165	11,712,179	11,320,000